WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 107.56%
COMMON STOCKS - 0.41% (a)
BIOTECHNOLOGY - 0.03%
Molecular Partners AG - ADR	200	$3,946
CAPITAL MARKETS - 0.06%
MarketWise, Inc.	1,083	8,946
HEALTH CARE TECHNOLOGY - 0.01%
Convey Holding Parent, Inc.	200	1,680
PHARMACEUTICALS - 0.17%
TPCO Holding Corporation - ADR	8,003	25,529
REAL ESTATE OPERATIONS & DEVELOPMENT - 0.00%
VELO3D, Inc.	2	17
RETAIL-AUTOMOBILE - 0.14%
Cazoo Group Ltd. - ADR	2,751	21,375
SOFTWARE - 0.00%
Zeta Global Holdings Corporation	100	586
TOTAL COMMON STOCKS (Cost $109,396)		62,079
	Shares/Units
SPECIAL PURPOSE ACQUISITION COMPANIES - 26.94% (a)
26 Capital Acquisition Corporation	2,000	20,120
890 5th Avenue Partners, Inc. Class A	3,000	29,730
Altimar Acquisition Corporation III - ADR (f)	491	4,885
Anzu Special Acquisition Corporation I	2,341	23,176
Apollo Strategic Growth Capital Class A - ADR	2,397	23,395
Archimedes Tech SPAC Partners Company	4,790	47,660
Ares Acquisition Corporation - ADR	4,300	42,571
Arrowroot Acquisition Corporation Class A	1,984	19,245
Artemis Strategic Investments Corporation	1,062	10,652
Atlas Crest Investment Corporation II	5,300	52,947
Austerlitz Acquisition Corporation I - ADR	4,629	47,540
Austerlitz Acquisition Corporation I Class A - ADR	4,265	42,394
Austerlitz Acquisition Corporation II - ADR	4,600	45,310
Authentic Equity Acquisition Corporation - ADR	5,000	50,150
BlueRiver Acquisition Corporation - ADR	2,100	20,895
Bright Lights Acquisition Corporation (f)	3,900	39,156
Bright Lights Acquisition Corporation Class A	247	2,406
Build Acquisition Corporation	721	7,210
Capstar Special Purpose Acquisition Corporation Class A	3,007	29,829
Carney Technology Acquisition Corporation II	1,233	12,293
CC Neuberger Principal Holdings II Class A - ADR	1,906	18,717
CC Neuberger Principal Holdings III - ADR	5,400	53,730
CF Acquisition Corporation VI	2,350	23,147
CF Acquisition Corporation VIII	4,911	49,798
CHP Merger Corporation Class A	1,150	11,523
CIIG Capital Partners II, Inc.	1,202	12,116
Class Acceleration Corporation (f)	2,100	20,790
Climate Real Impact Solutions Acquisition Corporation II	1,100	10,945
Climate Real Impact Solutions Acquisition Corporation II Class A	23	225
CM Life Sciences III, Inc.	2,450	24,304
Colonnade Acquisition Corporation II - ADR	4,782	46,385
Compute Health Acquisition Corporation	7,017	70,240
Concord Acquisition Corporation	2,244	22,619
COVA Acquisition Corporation - ADR	5,600	55,664
D & Z Media Acquisition Corporation (f)	628	6,230
Decarbonization Plus Acquisition Corporation II	2,800	28,896
Decarbonization Plus Acquisition Corporation III Class A	535	5,377
Delwinds Insurance Acquisition Corporation	2,145	21,214
Dragoneer Growth Opportunities Corporation II Class A - ADR	3,527	35,094
Dragoneer Growth Opportunities Corporation III - ADR	1,119	10,966
ECP Environmental Growth Opportunities Corporation Class A	5,226	51,633
Elliott Opportunity Corporation II - ADR	5,413	54,780
Elliott Opportunity Corporation II Class A - ADR	3,090	30,097
Environmental Impact Acquisition Corporation Class A	1,635	16,170
ESM Acquisition Corporation - ADR	4,782	47,485
Eucrates Biomedical Acquisition Corporation - ADR	3	29
Far Peak Acquisition Corporation - ADR	9,408	93,610
FinServ Acquisition Corporation II	2,300	22,678
FinTech Acquisition Corporation VI	10,055	100,550
Fintech Evolution Acquisition Group - ADR	1,493	14,751
FirstMark Horizon Acquisition Corporation (f)	7,500	76,125
Foresight Acquisition Corporation Class A	35	345
Fortistar Sustainable Solutions Corporation	1,909	19,205
Fortress Value Acquisition Corporation IV	1,409	13,879
Frazier Lifesciences Acquisition Corporation - ADR (f)	9,203	90,742
FTAC Athena Acquisition Corporation Class A - ADR	2,435	24,058
FTAC Hera Acquisition Corporation - ADR	3,000	29,880
FTAC Parnassus Acquisition Corporation Class A	751	7,322
Fusion Acquisition Corporation II	2,500	24,300
G Squared Ascend I, Inc. - ADR	5,752	57,865
G Squared Ascend I, Inc. Class A - ADR	622	6,136
G Squared Ascend II, Inc. - ADR	1,000	10,050
GigCapital4, Inc.	2,283	22,510
Gores Holdings VIII, Inc.	17	167
Gores Technology Partners II, Inc. Class A	175	1,711
Gores Technology Partners, Inc. Class A	506	4,969
Graf Acquisition Corporation IV	717	7,084
GS Acquisition Holdings Corporation II Class A	3,850	39,347
Haymaker Acquisition Corporation III (f)	1,167	11,518
Hennessy Capital Investment Corporation V	1,800	18,288
Highland Transcend Partners Corporation I - ADR	8,984	93,883
Horizon Acquisition Corporation II Class A - ADR	666	6,527
Hudson Executive Investment Corporation II	5,500	54,670
Independence Holdings Corporation - ADR	4,615	46,012
InterPrivate II Acquisition Corporation (f)	2,291	22,635
InterPrivate III Financial Partners, Inc. Class A	2,290	22,682
InterPrivate IV InfraTech Partners, Inc.	2,291	22,601
Investindustrial Acquisition Corporation Class A - ADR	1,503	14,925
Isleworth Healthcare Acquisition Corporation	488	4,797
Isos Acquisition Corporation Class A - ADR	6,800	67,864
Jack Creek Investment Corporation - ADR	4,400	44,220
Jaws Hurricane Acquisition Corporation Class A (f)	180	1,750
Jaws Juggernaut Acquisition Corporation - ADR (f)	1,047	10,470
Jaws Mustang Acquisition Corporation - ADR	2,000	20,080
Kairos Acquisition Corporation - ADR	9,879	99,086
Kensington Capital Acquisition Corporation V - ADR	7,197	73,409
Khosla Ventures Acquisition Company	1,404	13,857
Khosla Ventures Acquisition Company III Class A	1,542	15,112
Kismet Acquisition Three Corporation Class A - ADR	677	6,594
KKR Acquisition Holdings Corporation I	1,508	15,050
KludeIn I Acquisition Corporation (f)	5,000	50,050
L Catterton Asia Acquisition Corporation Class A - ADR	248	2,413
Landcadia Holdings IV, Inc. Class A	1,543	15,029
Lionheart Acquisition Corporation II Class A	1,520	15,071
Live Oak Crestview Climate Acquisition Corporation	1,531	15,019
Longview Acquisition Corporation II Class A	3,690	36,494
M3-Brigade Acquisition Corporation II Class A	1,241	12,298
Magnum Opus Acquisition Ltd. Class A - ADR	297	2,937
Marquee Raine Acquisition Corporation Class A - ADR	9	90
Mason Industrial Technology, Inc.	4,330	43,083
Motive Capital Corporation Class A - ADR	774	7,663
The Music Acquisition Corporation	5,400	54,216
Newbury Street Acquisition Corporation (f)	4,871	47,979
NextGen Acquisition Corporation II Class A - ADR	1,476	14,627
Noble Rock Acquisition Corporation - ADR (f)	4,313	42,699
Noble Rock Acquisition Corporation Class A - ADR	2,803	27,217
Northern Genesis Acquisition Corporation II	4,600	47,196
Northern Genesis Acquisition Corporation III Class A (f)	324	3,146
Northern Star Investment Corporation II	2,200	21,846
Novus Capital Corporation II	2,700	27,729
Peridot Acquisition Corporation II - ADR	3,846	37,922
Peridot Acquisition Corporation II Class A - ADR	425	4,127
Pioneer Merger Corporation Class A - ADR	2,253	22,372
Pivotal Investment Corporation III	2,200	21,736
Post Holdings Partnering Corporation Class A	1,473	14,200
Power & Digital Infrastructure Acquisition Corporation	2,300	24,794
Prime Impact Acquisition I - ADR (f)	525	5,197
Prime Impact Acquisition I Class A - ADR	4,129	40,547
Progress Acquisition Corporation	615	6,150
Property Solutions Acquisition Corporation II	2,293	22,563
Queen's Gambit Growth Capital Class A - ADR	1,862	18,378
RedBall Acquisition Corporation Class A - ADR	1,361	13,392
Reinvent Technology Partners Class A - ADR	8,366	83,074
Rocket Internet Growth Opportunities Corporation - ADR (f)	4,871	48,320
Ross Acquisition Corporation II - ADR	4,228	42,111
ScION Tech Growth II - ADR	5,700	56,658
Shelter Acquisition Corporation I	4,500	44,775
Shelter Acquisition Corporation I - Sponsor (d)(g)	625	–
Simon Property Group Acquisition Holdings, Inc. Class A	2,295	22,376
Soar Technology Acquisition Corporation - ADR	299	3,035
Social Capital Hedosophia Holdings Corporation VI Class A - ADR (j)	3,513	35,657
Sports Entertainment Acquisition Corporation Class A	970	10,777
Supernova Partners Acquisition Company III Ltd. Class A - ADR (f)	4,870	47,239
Sustainable Development Acquisition I Corporation	5,000	50,450
SVF Investment Corporation 2 Class A - ADR	1,000	9,820
SVF Investment Corporation 3 Class A - ADR	1,000	9,830
Switchback Corporation II Class A - ADR	1,511	15,050
Tailwind Acquisition Corporation Class A	2,698	26,386
Thimble Point Acquisition Corporation Class A	4,299	42,732
Thunder Bridge Capital Partners III, Inc. Class A	2,535	24,742
Tishman Speyer Innovation Corporation II Class A	2,200	21,560
Tribe Capital Growth Corporation I	2,062	20,517
Twelve Seas Investment Company II	904	8,950
TZP Strategies Acquisition Corporation - ADR (f)	5,434	53,905
VectoIQ Acquisition Corporation II Class A (f)	2,000	19,420
Virgin Group Acquisition Corporation II Class A - ADR	1,494	14,507
Virtuoso Acquisition Corporation Class A	4,120	40,829
Warbug Pincus Capital Corporation I Class A - ADR	443	4,350
Z-Work Acquisition Corporation Class A	1,154	11,240
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $4,133,797)		4,139,542
	Shares
PREFERRED STOCKS - 0.28% (a)(i)
Federal National Mortgage Association, 8.250%, Series S	8,032	20,883
Federal Home Loan Mortgage Corporation, 8.375%, Series Z	9,420	22,514
TOTAL PREFERRED STOCKS (Cost $28,947)		43,397

WARRANTS - 0.81% (a)
23andMe Holding Company Class A
Expiration: September 2025, Exercise Price: $11.50	604	1,111
890 5th Avenue Partners, Inc. Class A
Expiration: December 2027, Exercise Price: $11.50	1,000	1,240
Accelerate Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	1,600	1,504
Apollo Strategic Growth Capital Class A
Expiration: October 2027, Exercise Price: $11.50 (b)	799	651
Arrowroot Acquisition Corporation Class A
Expiration: January 2026, Exercise Price: $11.50	992	565
Avanti Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	2,149	1,406
Berkshire Grey, Inc.
Expiration: December 2026, Exercise Price: $11.50	311	376
BowX Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	1,659	3,451
Cazoo Group Ltd.
Expiration: August 2026, Exercise Price: $11.50 (b)	2,946	4,390
CC Neuberger Principal Holdings II Class A
Expiration: July 2025, Exercise Price: $11.50 (b)	1,956	1,976
CHP Merger Corporation Class A
Expiration: November 2024, Exercise Price: $11.50	575	316
Conx Corporation Class A
Expiration: October 2027, Exercise Price: $11.50	1,075	1,236
Deep Lake Capital Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	2,600	1,970
Equity Distribution Acquisition Corporation Class A
Expiration: September 2025, Exercise Price: $11.50	2,729	2,459
Far Peak Acquisition Corporation
Expiration: December 2025, Exercise Price: $11.50 (b)	3,136	5,425
Fortress Capital Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	1,965	1,729
FTAC Athena Acquisition Corporation Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	600	780
GCM Grosvenor, Inc. Class A
Expiration: November 2025, Exercise Price: $11.50	7,214	14,428
GigCapital4, Inc.
Expiration: December 2028, Exercise Price: $11.50	761	799
Ginkgo Bioworks Holdings, Inc.
Expiration: December 2027, Exercise Price: $11.50	940	3,187
Goal Acquisitions Corporation
Expiration: January 2022, Exercise Price: $11.50	10,907	6,354
Golden Falcon Acquisition Corporation Class A
Expiration: November 2026, Exercise Price: $11.50	4,818	2,963
Healthcare Services Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	3,750	2,475
InterPrivate III Financial Partners, Inc.
Expiration: December 2027, Exercise Price: $11.50	458	586
Kensington Capital Acquisition Corporation II Class A
Expiration: December 2027, Exercise Price: $11.50	704	803
KL Acquisition Corporation Class A
Expiration: January 2028, Exercise Price: $11.50	3,890	2,801
Longview Acquisition Corporation II Class A
Expiration: May 2026, Exercise Price: $11.50	738	953
Marlin Technology Corporation Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	1,733	1,386
Moneylion, Inc.
Expiration: June 2027, Exercise Price: $11.50	3,781	3,668
Montes Archimedes Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	2,263	3,372
Origin Materials, Inc.
Expiration: July 2026, Exercise Price: $11.50	4,422	6,943
Pioneer Merger Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	751	826
Pontem Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	2,585	1,856
Prospector Capital Corporation Class A
Expiration: January 2025, Exercise Price: $11.50 (b)	3,202	2,241
Quantum-SI, Inc.
Expiration: September 2027, Exercise Price: $11.50	3,333	6,766
Reinvent Technology Partners Class A
Expiration: December 2028, Exercise Price: $11.50 (b)	671	1,007
RMG Acquisition Corporation III Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	1,120	1,019
ScION Tech Growth I
Expiration: November 2025, Exercise Price: $11.50 (b)	6,275	4,836
SCVX Corporation Class A
Expiration: January 2025, Exercise Price: $11.50 (b)	2,112	1,690
Senior Connect Acquisition Corporation I Class A
Expiration: December 2027, Exercise Price: $11.50	2,291	1,627
Sharecare, Inc.
Expiration: July 2026, Exercise Price: $11.50	109	217
Spartan Acquisition Corporation III Class A
Expiration: February 2026, Exercise Price: $11.50	1,400	1,540
Supernova Partners Acquisition Company III Ltd. Class A
Expiration: March 2027, Exercise Price: $11.50 (b)(f)	974	828
Talkspace, Inc.
Expiration: June 2025, Exercise Price: $11.50	9,468	7,290
Thimble Point Acquisition Corporation Class A
Expiration: February 2026, Exercise Price: $11.50	1,433	1,361
Thunder Bridge Capital Partners III, Inc. Class A
Expiration: February 2028, Exercise Price: $11.50	507	380
Tishman Speyer Innovation Corporation II Class A
Expiration: December 2027, Exercise Price: $11.50	440	370
Tuscan Holdings Corporation II
Expiration: July 2025, Exercise Price: $11.50	6,372	4,269
VectoIQ Acquisition Corporation II Class A
Expiration: December 2027, Exercise Price: $11.50	400	312
VELO3D, Inc.
Expiration: December 2025, Exercise Price: $11.50	1,249	1,924
Virgin Group Acquisition Corporation II Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	983	845
Virtuoso Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	2,060	2,359
TOTAL WARRANTS (Cost $156,740)		124,866

	Principal Amount
BANK LOANS - 16.52%
Claire's Stores, Inc.
6.585% (1 Month U.S. LIBOR + 6.500%), 12/18/2026 (f)(i)	$412,715	405,200
Golden Nugget LLC
3.250% (1 Month U.S. LIBOR + 2.500%), 10/4/2023 (f)(i)	193,582	192,562
Heritage Power LLC
7.000% (1 Month U.S. LIBOR + 6.000%), 8/2/2026 (f)(i)	289,152	254,743
Mallinckrodt International Finance S.A.
3.500% (3 Month U.S. LIBOR + 2.750%), 9/24/2024 (f)(i)(k)	480,000	452,798
RentPath LLC
8.000%, (3 Month U.S. LIBOR + 4.750%), 12/17/2021 (f)(i)(k)	27,716	1,109
Syniverse Holdings, Inc.
6.000% (3 Month U.S. LIBOR + 5.000%), 3/09/2023 (f)(i)	904,000	903,304
Watts Guerra LLP
8.000%, 12/31/2022 (g)	328,000	328,000
TOTAL BANK LOANS (Cost $2,599,286)		2,537,716

CONVERTIBLE BONDS - 3.53% (f)
Nuance Communications, Inc.
1.000%, 12/15/2035	239,000	542,775
TOTAL CONVERTIBLE BONDS (Cost $419,614)		542,775

CORPORATE BONDS - 39.53% (f)
Bombardier, Inc.
7.875%, 4/15/2027 (b)(e)(h)	255,000	264,365
Bonanza Creek Energy, Inc.
7.500%, 4/30/2026	392,000	394,450
Cengage Learning, Inc.
9.500%, 6/15/2024 (h)	670,000	685,638
Deutsche Wohen S.E.
0.600%, 1/5/2026 (b)	500,000	749,450
Forterra Finance LLC / FRTA Finance Corporation
6.500%, 7/15/2025 (h)	528,000	564,960
The Fresh Market, Inc.
9.750%, 5/1/2023 (h)	340,000	350,200
Genesis Energy LP / Genesis Energy Finance Corporation
5.625%, 6/15/2024 (e)	173,000	172,567
Golden Nugget, Inc.
6.750%, 10/15/2024 (h)	211,000	211,274
GrubHub Holdings, Inc.
5.500%, 7/1/2027 (h)	179,000	185,712
Meredith Corporation
6.875%, 2/1/2026	614,000	633,955
Modulaire Global Finance plc
8.000%, 2/15/2023 (b)(h)	374,000	381,854
Mozart Debt Merger Sub, Inc.
5.250%, 10/1/2029 (h)	8,000	8,000
Northwest Fiber LLC
4.750%, 4/30/2027 (h)	13,000	13,000
VistaJet Malta Finance plc / XO Management Holding, Inc.
10.500%, 6/1/2024 (b)(h)	670,000	727,788
WeWork Companies, Inc.
7.875%, 5/1/2025 (h)	720,000	731,700
TOTAL CORPORATE BONDS (Cost $5,966,171)		6,074,913
	Shares
ESCROW NOTES - 1.53% (a)(f)
Altaba, Inc.	35,830	235,134
TOTAL ESCROW NOTES (Cost $191,172)		235,134

SHORT-TERM INVESTMENTS - 18.01%
MONEY MARKET FUNDS - 18.01% (c)
Fidelity Institutional Government Portfolio, Class I, 0.01%	506,015	506,015
Goldman Sachs Financial Square Government Fund, FST Share Class, 0.03%	754,000	754,000
Invesco Government & Agency Portfolio, Institutional Share Class, 0.03%	754,000	754,000
JPMorgan U.S. Government Money Market Fund, IM Share Class, 0.03%	754,000	754,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,768,015)		2,768,015
TOTAL LONG INVESTMENTS (Cost $16,373,138) - 107.56%		16,528,437
TOTAL NET INVESTMENTS (Cost $16,373,138) - 107.56%		16,528,437
OTHER LIABILITIES IN EXCESS OF ASSETS - (7.56)% (e)		(1,161,149)
TOTAL NET ASSETS - 100.00%		$15,367,288

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2021.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (l) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2021, these securities represent 26.84% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2021.
(j)	This security is held in connection with a written option contract.
(k)	Default or other conditions exist and the security is not presently accruing income.
(l)	Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third  party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE transaction typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will generally be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective. At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2021. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$62,079	$-	$-	$62,079
Special Purpose Acquisition Companies	3,537,286	602,256	- ***	4,139,542
Preferred Stocks	43,397	-	-	43,397
Warrants	124,038	828	-	124,866
Bank Loans	-	2,209,716	328,000	2,537,716
Convertible Bonds	-	542,775	-	542,775
Corporate Bonds	-	6,074,913	-	6,074,913
Escrow Notes	-	235,134	-	235,134
Short-Term Investments	2,768,015	-	-	2,768,015
Other Investments
Forward Currency Exchange Contracts**	-	12,083	-	12,083
Swap Contracts**	-	7,122	300	7,422
Total	$6,534,815	$9,684,827	$328,300	$16,547,942

Liabilities
Other Investments
Unfunded Commitments****	$-	$-	$(10,955)	$(10,955)
Written Option Contracts	(870)	-	-	(870)
Swap Contracts**	-	(81,070)	-	(81,070)
Total	$(870)	$(81,070)	$(10,955)	$(92,895)

* Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
*** Amount less than $0.50.

****The Fund had unfunded commitments to purchase Private Investment in Public Equity shares as of September 30, 2021 with a market value of $139,045. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At September 30, 2021, the value of these securities was $317,345 (see footnote above regarding Fund’s holdings of unfunded commitments). The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (l) of the Schedule of Investments. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Description	Special Purpose Acquisition Companies		Private Investments in Public Equity	Bank Loans	Unfunded Commitments		Swaps	Total Investment
	Balance as of December 31, 2020	$ -		$ 1,292,085	$ 328,000	$ -		$ -	$ 1,620,085
	Purchases on Investments	-	*	-	-	-	**	-	-	*
	(Sales) of Investments	-		(874,942)	-	-		-	(874,942)
	Realized (Gain) Loss	-		704,942	-	-		-	704,942
	Transfers Into Level 3	-		-	-	-		-	-
	(Transfer Out) of Level 3	-		-	-	-		-	-
	Change in Unrealized Appreciation (Depreciation)	-	*	(1,122,085)	-	(10,955)		300	(1,132,740)
	Balance as of September 30, 2021	$ -	*	$ -	$ 328,000	$ (10,955)	**	$ 300	$ 317,345

	Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2021	$ -	*	$ -	$ -	$ (10,955)	**	$ 300	$ (10,655)

*	Amount less than $0.50.
**
The Fund had unfunded commitments to purchase Private Investment in Public Equity shares as of September 30, 2021 with a market value of $139,045. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized depreciation on investments related to Level 3 securities held by the Fund at September 30, 2021 totals $(1,132,740).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of September 30, 2021 for the Fund are as follows:

Description	Fair Value at September 30, 2021		Valuation Technique	Unobservable Input	Input Values (Ranges)
Special Purpose Acquisition Company	$-	*	Projected Final Exercise Price**	Value of Final Exercise Price	$0.00-$0.01
Unfunded Commitments	$100,000	***	Market Price less Discount	Liquidity Discount	$0.00-$0.01
Unfunded Commitments	$50,000	***	Market Price less Discount	Liquidity Discount	$0.00-$0.01

* Amount less than $0.50.
** Based on the evaluation of the likelihood that the warrant is exercised, the security is being priced at zero.
*** The fair value amount above represents the unfunded commitment amount as of September 30, 2021.

The table above does not include certain Level 3 investments that are based on information provided by brokers. At September 30, 2021, the net value of these securities was $300. The inputs for these Level 3 investments are not readily available or cannot be reasonably estimated and are generally those inputs described herein.

(m)
Effective October 1, 2021, Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc., is the investment adviser to the Fund. The Adviser manages the Funds' investment programs and general operations of the Virtus Funds, including oversight of the Funds' subadvisers. Prior to October 1, 2021, Westchester Capital Management, LLC (“WCM”) served as the investment adviser to the Fund. Effective October 1, 2021, WCM will serve as subadviser to the Fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
Unfunded Commitments*
September 30, 2021 (Unaudited)

				Unrealized
		Unfunded		Appreciation
Issuer	Shares	Commitment Amount	Value	(Depreciation)
Live Oak Acquisition Corporation II	10,000	$100,000	$100,000	$-
Microvast Holdings, Inc.	5,000	50,000	39,045	(10,955)
TOTAL UNFUNDED COMMITMENTS		$150,000	$139,045	$(10,955)

* The Fund has unfunded commitments to purchase Private Investment in Public Equity shares as of September 30, 2021. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
Open Written Options
September 30, 2021 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
Social Capital Hedosophia Holdings Corporation VI Class A
Expiration: October 2021, Exercise Price: $10.00	(5)	$(5,075)	$(95)
Expiration: November 2021, Exercise Price: $10.00	(31)	(31,465)	(775)
			(870)
TOTAL WRITTEN OPTIONS
(Premiums received $982)			$(870)

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
September 30, 2021 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2021	Currency to be Received		September 30, 2021	(Depreciation)*
11/10/2021	JPM	642,500	EUR	$744,841	756,924	USD	$756,924	$12,083
				$744,841			$756,924	$12,083

EUR	- Euro
JPM	- JPMorgan Chase & Co., Inc.
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts*
September 30, 2021 (Unaudited)

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
GS	Accelerate Acquisition Corporation Class A	8/2/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	4,800	$ 46,512	$175
GS	Ackrell Spac Partners I Company	4/16/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	9,700	99,425	(327)
GS	Avanti Acquisition Corporation Class A	2/25/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	13,897	150,643	(14,642)
JPM	BlackRock Floating Rate Income Strategies Fund, Inc.	1/22/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	5,656	71,849	3,701
GS	CC Neuberger Principal Holdings II Class A	1/17/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	16,440	169,168	(7,786)
GS	Conx Corporation Class A	8/2/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	4,300	42,484	(359)
GS	Deep Lake Capital Acquisition Corporation Class A	7/16/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	5,200	50,336	293
GS	DFP Healthcare Acquisitions Corporation	5/27/2022	Pay	0.050% + 1 Month U.S. LIBOR	Monthly	9,272	94,204	(2,242)
GS	Diamondhead Holdings Corporation	4/16/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	11,000	110,110	(1,249)
GS	E.Merge Technology Acquisition Corporation	10/30/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	15,700	158,256	(1,941)
GS	Equity Distribution Acquisition Corporation Class A	5/27/2022	Pay	0.050% + 1 Month U.S. LIBOR	Monthly	8,398	83,560	(1,107)
JPM	First Trust Senior Floating Rate Income Fund II	9/19/2022	Pay	0.800% + Overnight Banking Rate	Quarterly	3,374	41,500	(218)
GS	Fortress Capital Acquisition Corporation	7/9/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	9,825	97,169	(1,116)
GS	Goal Acquisitions Corporation	7/8/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	10,907	105,362	616
GS	Golden Falcon Acquisition Corporation Class A	5/27/2022	Pay	0.050% + 1 Month U.S. LIBOR	Monthly	9,636	94,722	(788)
GS	Healthcare Services Acquisition Corporation Class A	5/27/2022	Pay	0.050% + 1 Month U.S. LIBOR	Monthly	7,500	72,750	212
GS	Invesco Dynamic Credit Opportunities Fund	1/22/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	765	7,968	980
GS	Invesco Municipal Opportunity Trust	5/12/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	835	11,097	330
JPM	Invesco Municipal Opportunity Trust	9/19/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	1,107	15,332	(180)
JPM	Invesco Senior Income Trust	9/19/2022	Pay	0.800% + Overnight Banking Rate	Quarterly	21,152	87,694	6,399
JPM	Invesco Value Municipal Income Trust	9/19/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	923	15,645	(594)
GS	KL Acquisition Corporation	5/23/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	11,670	113,899	75
GS	Lerer Hippeau Acquisition Corporation Class A	8/2/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	4,582	45,133	(566)
GS	Marlin Technology Corporation	7/22/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	5,199	50,430	294
GS	Medicus Sciences Acquisition Corporation- warrant	5/8/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	1,222	-	867
GS	Medicus Sciences Acquisition Corporation Class A	5/8/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	11,000	114,620	(7,409)
GS	Montes Archimedes Acquisition Corporation(1)	8/2/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	4,526	44,853	300
GS	New Vista Acquisition Corporation	4/2/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	11,033	114,854	(4,784)
JPM	Nuveen AMT-Free Municipal Credit Income Fund	9/19/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	1,582	28,318	(1,192)
GS	Nuveen AMT-Free Quality Municipal Income Fund	5/26/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	14,334	216,013	1,638
JPM	Nuveen California Quality Municipal Income Fund	9/19/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	1,701	27,199	(516)
GS	Nuveen New York AMT-Free Quality Municipal Income Fund	5/26/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	6,880	94,806	309
JPM	Nuveen New York AMT-Free Quality Municipal Income Fund	9/19/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	654	9,359	(316)
GS	Omega Alpha SPAC - ADR	7/16/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	4,838	48,332	(1,275)
GS	One Equity Partners Open Water Corporation I	2/27/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	16,000	165,600	(6,938)
GS	Pershing Square Tontine Holdings Ltd. Class A	10/15/2021	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	1,741	38,998	(4,713)
GS	Pontem Corporation	5/27/2022	Pay	0.050% + 1 Month U.S. LIBOR	Monthly	7,755	75,611	(324)
GS	Prospector Capital Corporation	5/27/2022	Pay	0.050% + 1 Month U.S. LIBOR	Monthly	9,606	94,139	(401)
GS	Quantum-SI, Inc. Class A	5/23/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	8,386	87,550	(17,638)
GS	RMG Acquisition Corporation III	7/29/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	5,600	54,824	(356)
GS	Saba Capital Income and Opportunity Fund	1/22/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	2,225	9,989	131
JPM	Saba Capital Income and Opportunity Fund	7/7/2022	Pay	0.380% + Overnight Banking Rate	Quarterly	739	3,324	38
GS	ScION Tech Growth I	4/1/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	13,263	134,487	(5,485)
GS	SCP & CO. Healthcare Acquisition Company	2/27/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	16,000	164,320	(5,018)
GS	SCVX Corporation	8/2/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	4,222	41,756	154
GS	Senior Connect Acquisition Corporation I	8/2/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	4,582	44,537	213
GS	Spartan Acquisition Corporation	7/16/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	5,600	55,328	(20)
GS	Trebia Acquisition Corporation	7/16/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	5,450	53,628	362
GS	Virgin Group Acquisition Corporation II Class A	7/29/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	4,915	48,020	(312)
GS	Vy Global Growth Class A - ADR	8/2/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	4,461	44,655	(908)
GS	Yucaipa Acquisition Corporation Class A	8/2/2022	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	4,273	42,217	(15)
								$(73,648)

ADR	- American Depository Receipt
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
Overnight Banking Rate	- Overnight Banking Funding Rate
*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Level 3 Security. Please see footnote (l) on the Schedule of Investments for more information.